SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Raw materials		$ 9,795	$ 10,136
Work-in-progress		2,259	3,062
Finished goods		844	875
Total inventory	$ 9,517	$ 12,898	$ 14,073